LEASES - (Lessee) Maturities of Operating Lease Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Less than one year	$ 68	$ 63
One to two years	65	60
Two to three years	62	58
Three to four years	60	55
Four to five years	54	54
More than five years	187	213
Total operating lease payments	496	503
Imputed interest	(63)	(74)
Operating lease liabilities	433	429
Operating lease, reported as accounts payable and other	54	49
Operating lease, reported as other long-term liabilities	$ 379	$ 380
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts payable and other (Note 17)	Accounts payable and other (Note 17)
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Long-Term Liabilities (Note 18)	Other Long-Term Liabilities (Note 18)